Employees and directors, Incentive Plan 2005 (Details) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2021 USD ($) shares yr $ / shares	Oct. 31, 2021 shares £ / shares	Oct. 31, 2020 USD ($) shares yr $ / shares	Oct. 31, 2020 shares £ / shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 shares £ / shares
Number of Awards [Abstract]
Exercised (in shares) | shares		(18,877,264)		(18,856,680)		(14,533,973)
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Share based compensation charge | $		$ 14.3		$ 17.0		$ 68.8
Black-Scholes Valuation Model [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Weighted average fair value, options granted (in pounds per share)			£ 4.51		£ 2.01
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)			£ 4.51		£ 2.01
Incentive Plan 2005 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares		14,222,000		9,227,000
Exercised (in shares) | shares		(576,000)		(734,000)
Forfeited/lapsed (in shares) | shares		(5,496,000)		(2,100,000)
Granted (in shares) | shares		4,566,000		7,829,000
Outstanding at ending period (in shares) | shares		12,716,000		14,222,000		9,227,000
Exercisable at ending period (in shares) | shares			732,000		938,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)			£ 0		£ 0.06
Exercised (in pounds per share)			0.01		0.01
Forfeited (in pounds per share)			0		0.22
Granted (in pounds per share)			0		0
Outstanding at period end (in pounds per share)			0		0		£ 0.06
Exercisable at ending period (in pounds per share)			0.05		0.04
Weighted average share price (in pounds per share)			4.69		5.26
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Share based compensation charge | $		$ 6.7		$ 9.3		$ 31.1
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $		$ 2.3		$ 1.3		$ 8.5
Weighted average exercise price (in pounds per share)			£ 0		£ 0		£ 0.06
Number of awards (in shares) | shares			12,716,000		14,222,000		9,227,000
Weighted average remaining contractual life years		4 years 10 months 24 days		17 years 1 month 6 days
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares		11,984,000
Weighted average fair value, options granted (in pounds per share)			£ 5.25		£ 2.50
Share-based plans, significant model [Abstract]
Weighted average share price at the grant date (in pounds per share)			5.25		2.50
Expected volatility				72.85%
Expected dividend yield				23.76%
Expected option life | yr				2
Annual risk-free interest rate				0.17%
Exercised (in dollars per share)			0.01		0.01
Incentive Plan 2005 [Member] | Bottom of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility		68.42%
Expected dividend yield		4.89%
Expected option life | yr		2
Annual risk-free interest rate		0.75%
Incentive Plan 2005 [Member] | Top of Range [Member]
Share-based plans, significant model [Abstract]
Expected volatility		70.03%
Expected dividend yield		5.10%
Expected option life | yr		3
Annual risk-free interest rate		0.80%
Incentive Plan 2005 [Member] | Monte-Carlo Simulation Model [Member]
Weighted average exercise prices [Abstract]
Exercised (in pounds per share) | $ / shares		$ 2.80		$ 2.67
Share-based plans, significant model [Abstract]
Exercised (in dollars per share) | $ / shares		2.80		2.67
Grant date share price (in dollars per share) | $ / shares		$ 7.32		$ 4.65
Incentive Plan 2005 [Member] | 0.10 or less [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares		14,104,000
Outstanding at ending period (in shares) | shares		12,607,000		14,104,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)			0
Outstanding at period end (in pounds per share)			0		0
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)			£ 0		£ 0
Number of awards (in shares) | shares			12,607,000		14,104,000
Weighted average remaining contractual life years		5 years		17 years 2 months 12 days
Incentive Plan 2005 [Member] | 0.10 or less [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)			£ 0.10
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member]
Number of Awards [Abstract]
Outstanding at beginning period (in shares) | shares		118,000
Outstanding at ending period (in shares) | shares		109,000		118,000
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in pounds per share)			0.13
Outstanding at period end (in pounds per share)			0.13		£ 0.13
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Weighted average exercise price (in pounds per share)			£ 0.13		£ 0.13
Number of awards (in shares) | shares			109,000		118,000
Weighted average remaining contractual life years		1 year 9 months 18 days		2 years 9 months 18 days
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Bottom of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)			£ 0.11
Incentive Plan 2005 [Member] | 0.11 - 1.00 [Member] | Top of Range [Member]
Defined benefit plan, consolidated statement of comprehensive income [Abstract]
Range of exercise price (in pounds per share)			£ 1.00
Free Cash Flow/ Relative TSR Growth [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares		4,267,000
Description		Awards made with a free cash flow target and relative TSR target over a three-year period.
Award vesting period		3 years
Continued Employment [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares		6,277,000
Description		Awards under a continuing employment criteria over a two or three-year period.
Continued Employment [Member] | Bottom of Range [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Award vesting period		2 years
Continued Employment [Member] | Top of Range [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Award vesting period		3 years
Cumulative Earnings per share ("EPS") Growth [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares		1,309,000
Description	[1]	EPS for these awards is defined as Diluted Adjusted EPS. Where the cumulative EPS growth over a three or four year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.
Cumulative earning per share growth of retail prices index percentage			3.00%
Award vesting percentage			25.00%
Percentage of retail prices index			9.00%
Cumulative Earnings per share ("EPS") Growth [Member] | Bottom of Range [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Cumulative earning per share growth vesting period		3 years
Cumulative Earnings per share ("EPS") Growth [Member] | Top of Range [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Cumulative earning per share growth vesting period		4 years
Other [Member]
Terms and Conditions of Sharebased Payment Arrangement, Unvested Awards Granted [Abstract]
Unvested share options (in shares) | shares		131,000
Description		Various other vesting conditions

[1]	Earnings per share adjusted by adding back all exceptional items including the profit on the disposal of discontinued operation, share-based compensation charge and the amortisation of intangibles acquired in a business combination because they are individually or collectively material items that are not considered to be representative of the trading performance of the Group.